INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of interests in other entities [Abstract]
Investments in non-consolidated companies, beginning balance	$ 468,516	$ 517,265
Equity in earnings of non-consolidated companies	85,641	69,108
Other comprehensive income and other effects	42,282	(90,795)
Dividends from non-consolidated companies	(33,744)	(27,062)
Investments in non-consolidated companies, ending balance	$ 562,695	$ 468,516